Events After the Balance Sheet Date - Additional Information (Detail)	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Description of nature of Non adjusting event after reporting period	There have been no significant events between 30 June 2020 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.